Description of Plan - Benefit Payments (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Account balance for lump sum payouts	$ 1,000
Account balance for roll over	$ 7,000
Installment period (in years)	10 years
EBP, Benefit Payments, Termination, Partial Withdrawal Age | yr	55
Minimum
EBP, Description of Plan [Line Items]
Account balance for lump sum contributions, monthly, quarterly or annual installment options	$ 7,000